Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
AmendmentDescription	AMENDMENT NO. 1
Document Period End Date	Mar. 31, 2015
Entity Registrant Name	iHeartCommunications, Inc.
Entity Central Index Key	0000739708
Entity Filer Category	Non-accelerated Filer